Document and Entity Information	Sep. 15, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2021
Entity Registrant Name	LIBERTY LATIN AMERICA LTD.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-38335
Entity Tax Identification Number	98-1386359
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	303
Local Phone Number	925-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001712184
Amendment Flag	false
Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Shares, par value $0.01 per share
Trading Symbol	LILA
Security Exchange Name	NASDAQ
Class C
Entity Information [Line Items]
Title of 12(b) Security	Class C Common Shares, par value $0.01 per share
Trading Symbol	LILAK
Security Exchange Name	NASDAQ